INVESTMENT IN AFFILIATED COMPANY (Tables)	9 Months Ended
Sep. 30, 2013
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Balances of Affiliates Investment [Table Text Block]	a. Balances:
	September 30,	December 31,
	2013	2012
	Unaudited	Audited

Other payables and accrued expenses	$-	$492

Schedule of Transactions of Affiliates Investment [Table Text Block]	b. Transactions:
	Period ended	Period ended
	September 30,	September 30,
	2013	2012

Amounts charged - cost of revenues	$432	$1,166